Commitments And Contingencies (Schedule Of Capital Leases In Property, Plant And Equipment) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Capital leased assets, gross	€ 4,342	€ 4,003
Less accumulated depreciation	(4,075)	(3,211)
Capital leased assets, net	267	792
Machinery And Equipment [Member]
Commitments And Contingencies [Line Items]
Capital leased assets, gross	3,953	3,644
Furniture And Fixtures [Member]
Commitments And Contingencies [Line Items]
Capital leased assets, gross	€ 389	€ 359